Note 18 - Other Charges (Details) - Changes in the Restructuring Provision for the Fiscal 2014 Restructuring Plan (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2014
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	$ 1,904
Cash draw downs	(1,756)
Balance at January 31	148
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	1,740
Cash draw downs	(1,688)
Balance at January 31	52
Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	145
Cash draw downs	(49)
Balance at January 31	96
Network Consolidation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accruals and adjustments	19
Cash draw downs	$ (19)